Related Party Transactions (Details Narrative) - USD ($)							3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jan. 02, 2017	Dec. 13, 2016	Jun. 24, 2016	Jun. 02, 2016	Feb. 10, 2016	Oct. 28, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 02, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Feb. 10, 2017	Oct. 14, 2016	Feb. 24, 2016	Feb. 22, 2016	Jan. 08, 2016	Oct. 02, 2015	Aug. 11, 2015
Warrant to purchase shares of common stock						158,229												1,800,364
Maximum percentage of warrants purchase of fully diluted shares of common stock outstanding																		4.00%
Fair value of warrants value						$ 172,470
Number of shares issued for services, value												$ (100,930)	$ (2,825,943)
Warrant exercise price per share																		$ 1.59
Cost of license
Consulting fees for related party	$ 200,000											0	75,000
Research and development expense		$ 3,629,041					$ (3,093,863)	$ 2,318,735		(1,902,450)	6,996,936	$ 11,602,776	3,666,108
Founder [Member] | 10 Year Stock Options [Member]
Warrant exercise price per share				$ 2.05					$ 2.05
First Anniversary [Member]
Percentage of option vest																		25.00%
Second Anniversary [Member]
Percentage of option vest																		25.00%
Third Anniversary [Member]
Percentage of option vest																		25.00%
Fourth Anniversary [Member]
Percentage of option vest																		12.50%
Fifth Anniversary [Member]
Percentage of option vest																		12.50%
Note Purchase Agreement [Member] | MTF [Member]
Convertible promissory note														$ 1,000,000	$ 600,000
10 Year Stock Options [Member] | Founder [Member]
Number of shares issued in connection with adjustment				33,105
AFH [Member]
Warrant to purchase shares of common stock					1,260,255	915,614						867,163
Maximum percentage of warrants purchase of fully diluted shares of common stock outstanding					10.00%							2.50%
Fair value of warrants value						$ 275,000
Number of shares issued in connection with adjustment					1,260,255
Up-front retainer received							100,000			100,000		$ 100,000
Up-front retainer receivable per month							$ 33,333			33,333		33,333
Number of shares issued for services, value										$ 0	$ 325,000	525,000	$ 408,750
Warrant exercise price per share						$ 1.58
AFH [Member] | October 28, 2015 Invoice [Member]
Number of shares issued for services									20,186
AFH [Member] | Letter Agreement February 10, 2016 [Member]
Number of shares issued for services									23,173
AFH [Member] | PIPE [Member] | Minimum [Member]
Fair value of warrants value					$ 8,000,000
AFH [Member] | PIPE [Member] | Maximum [Member]
Fair value of warrants value					$ 10,000,000
MTF [Member]
Warrant to purchase shares of common stock			700,000													700,000	731,707		1,153,846	867,163
Maximum percentage of warrants purchase of fully diluted shares of common stock outstanding																				2.50%
Warrant exercise price per share																	$ 2.05
Cost of license			$ 1,435,000									$ 1,435,000